Staff costs - Schedule of functional breakdown of final employment by gender (Details)	12 Months Ended
Dec. 31, 2022 people
Senior managers
Disclosure of transactions between related parties [line items]
Number of employees - men	1,634
Number of employees - women	678
Percentage of employees - men	71.00%
Percentage of employees - women	29.00%
Other managers
Disclosure of transactions between related parties [line items]
Number of employees - men	11,260
Number of employees - women	6,610
Percentage of employees - men	63.00%
Percentage of employees - women	37.00%
Other personnel
Disclosure of transactions between related parties [line items]
Number of employees - men	82,449
Number of employees - women	103,831
Percentage of employees - men	44.00%
Percentage of employees - women	56.00%
Europe | Senior managers
Disclosure of transactions between related parties [line items]
Number of employees - men	1,093
Number of employees - women	478
Percentage of employees - men	70.00%
Percentage of employees - women	30.00%
Europe | Other managers
Disclosure of transactions between related parties [line items]
Number of employees - men	6,779
Number of employees - women	3,893
Percentage of employees - men	64.00%
Percentage of employees - women	36.00%
Europe | Other personnel
Disclosure of transactions between related parties [line items]
Number of employees - men	33,041
Number of employees - women	40,919
Percentage of employees - men	45.00%
Percentage of employees - women	55.00%
North America | Senior managers
Disclosure of transactions between related parties [line items]
Number of employees - men	221
Number of employees - women	66
Percentage of employees - men	77.00%
Percentage of employees - women	23.00%
North America | Other managers
Disclosure of transactions between related parties [line items]
Number of employees - men	1,334
Number of employees - women	621
Percentage of employees - men	68.00%
Percentage of employees - women	32.00%
North America | Other personnel
Disclosure of transactions between related parties [line items]
Number of employees - men	18,300
Number of employees - women	23,055
Percentage of employees - men	44.00%
Percentage of employees - women	56.00%
South America | Senior managers
Disclosure of transactions between related parties [line items]
Number of employees - men	320
Number of employees - women	134
Percentage of employees - men	70.00%
Percentage of employees - women	30.00%
South America | Other managers
Disclosure of transactions between related parties [line items]
Number of employees - men	3,147
Number of employees - women	2,096
Percentage of employees - men	60.00%
Percentage of employees - women	40.00%
South America | Other personnel
Disclosure of transactions between related parties [line items]
Number of employees - men	31,108
Number of employees - women	39,857
Percentage of employees - men	44.00%
Percentage of employees - women	56.00%